BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Schedule Of Finance Lease Future Payments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
2022	$ 5,086,027
2023	5,825,001
2024	2,121,515
2025	1,153,067
2026	897,184
2027 and later	879,979
Total minimum lease payments	15,962,773
Less: Amount representing interest	(1,775,014)
Present value of net minimum lease payments	14,187,759	$ 19,852,094	$ 20,766,512
Current portion	4,654,284	3,661,015
Non-current portion	9,533,475	16,191,079
Current portion of finance lease	4,654,284	3,661,015
Current portion of failed sale and lease back	6,712,423	4,436,040
Total current portion of failed sale-lease back and finance lease	11,366,707	8,097,055
Non-current portion for finance lease	9,533,475	16,191,079
Non-current portion for failed sale and lease back	20,383,449	27,771,450
Total non-current portion of failed sale-lease back and finance lease	$ 29,916,924	$ 43,962,529